Employee Benefit Plans (Details 10) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Future Benefit Payments for FYE 12/31
2013	$ 1,101
2014	1,088
2015	1,058
2016	1,079
2017	1,219
2018 - 2022	$ 7,671